Revenues - Movement assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Revenue From Contracts With Customers [Abstract]
Assets recognised from costs to obtain or fulfil contracts with customers	$ 32,970	$ 27,307
Additions	22,757	21,291
Amortization (within sales and marketing expenses)	(18,840)	(15,628)
Assets recognised from costs to obtain or fulfil contracts with customers	36,887	32,970
Contract assets at beginning of period	32,207	19,536
Additions	16,002	20,562
Amortization (within subscription and transaction-based revenue)	(16,205)	(7,891)
Contract assets at end of period	$ 32,004	$ 32,207